General and Administrative Expenses (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and Administrative Expenses [Abstract]
Share based compensation	$ 678,721	$ 2,247,002	$ 2,066,688
Executive services	2,743,150	2,939,560	3,013,000
Non-executive directors' remuneration	211,031	210,637	176,559
Office rent	20,709	24,924	21,268
Travel expenses	47,132	61,114	95,778
Personnel and other expenses	46,284	89,031	50,302
Professional services	1,114,104	1,227,830	1,358,530
Directors and officers insurance	69,011	84,405	92,951
Stock market annual fees	128,438	123,216	126,191
Other expenses	164,501	224,670	274,677
Total	$ 5,223,081	$ 7,232,389	$ 7,275,944